COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancelable operating leases related to offices and kindergartens
Years ending December 31,
2018	9,971
2019	8,902
2020	7,807
2021	7,323
2022 and thereafter	6,577

40,580

Schedule of future minimum purchase obligations payments under non-cancelable purchase agreements
Years ending December 31,
2018	619
2019	644
2020	644
2021	408
2022 and thereafter	745

3,060